SALARIES AND EMPLOYEES BENEFITS	12 Months Ended
Dec. 31, 2017
Disclosure of salaries and employees benefits [Abstract]
Disclosure of salaries and employees benefits [text Block]
25	SALARIES AND EMPLOYEES BENEFITS

This item consists of the following:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Salaries	1,662,327	1,622,065	1,594,538
Vacations, medical assistance and others	361,511	316,345	309,096
Bonuses	237,192	233,163	221,654
Workers’ profit sharing	220,967	194,851	230,701
Social security	205,714	172,090	172,909
Additional Participation	188,870	200,120	160,336
Severance indemnities	132,396	130,179	123,552
Share-based payment plans	62,043	73,930	65,532
Total	3,071,020	2,942,743	2,878,318